[GRAPHIC OMITTED]

                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        October 1, 2002



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R)Emerging Markets Equity Fund, MFS Fundamental Growth Fund, MFS(R)Gemini U.K. Fund, MFS(R)International Growth Fund and MFS(R)International Value Fund (formerly MFS(R)International Investors Trust) (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 41 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 27, 2002.

     Please call the undersigned or Kerilynn Morrison at (617) 954-5842 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn